Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 89	£ 65	£ 134
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 7	£ 11